Warranties of the Company (Details)	12 Months Ended
Dec. 31, 2015
Product Warranties Disclosures [Abstract]
Standard Product Warranty Description	ABCO Energy provides a five and ten year workmanship warranties for installed systems that cover labor and installation matters only.